Roll Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at the beginning of year	$ 4,055	25,262	19,563
Increase from business acquisitions				2,470
Increase related to current year tax positions	770	4,800	5,699	17,093
Decrease related to prior year tax position.	(1,513)	(9,432)
Lapse of statute of limitations	(10)	(60)
Balance at the end of year	$ 3,302	20,570	25,262	19,563